Fees Summary	Oct. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,256,500.00
Previously Paid Amount	0.00
Total Fee Amount	283.32
Total Offset Amount	0.00
Net Fee	$ 283.32
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A